Summary of Significant Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Principal Accounting Policies
Schedule of amounts and balances of Shanghai Zunyi were included in the Group's consolidated financial statement after the elimination of intercompany balances and transactions

The following amounts and balances of Shanghai Zunyi and its subsidiary were included in the Group’s consolidated financial statement after the elimination of intercompany balances and transactions:

	As of
	December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalent	2,271	13,946
Accounts receivable, net	357,977	262,556
Inventories	44	3,033
Advance to suppliers	5,690	966
Amounts due from related parties	237	420
Prepayments and other current assets	756	4,442
Property and equipment, net	2,665	1,797
Intangible assets	5,089	13,084
Total assets	374,729	300,244
Accounts payable	4,770	19,331
Income tax payables	13,246	497
Accrued expenses and other current liabilities	33,792	49,259
Total liabilities	51,808	69,087

	For Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues(1)	626,912	869,580	809,547
Net income(2)	65,279	87,897	47,090
Net cash provided by operating activities(3)	356	14,050	(7,440)
Net cash used in investing activities	(240)	(15,997)	(10,246)

（1）	Included inter-company service revenue generated from other consolidated subsidiaries of RMB30,258, RMB20,590 and RMB61,333 for the year ended December 31, 2019, 2020 and 2021, respectively

（2）	Included inter-company service fees charged by other consolidated subsidiaries of RMB503,742, RMB558,948 and RMB599,693 for the year ended December 31, 2019, 2020 and 2021, respectively

（3）	Included inter-company operating cash outflow of RMB652,675, RMB735,580 and RMB757,749 for the years ended December 31, 2019, 2020 and 2021, respectively.

Schedule of concentration of customers and suppliers

The following customer accounted for 10% or more of net revenue for the years ended December 31, 2019, 2020 and 2021:

	For Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
A	879,220	1,275,875	989,904

The following customer accounted for 10% or more of balances of accounts receivable as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB
A	533,687	476,851

The following supplier accounted for 10% or more of purchases for the years ended December 31, 2019, 2020 and 2021:

	For Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
B	1,775,444	1,813,669	1,487,017

Schedule of estimated useful lives and residual rates

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives and residual rates are as follows:

Classification	Useful years	Residual rate
Electronic devices	3 years	0% - 5%
Vehicle	5 years	5%
Furniture and office equipment	5 years	5%
Machinery	10 years	5%
Buildings	44 years	5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%

Summary of Useful lives of Intangible assets

Item	Useful years
Internally developed software	3 years
Trademark	10 years
Supplier relationship	10 years
Customer relationship	From 2 years to 10 years
Brand	5 years
Franchising	8 years
Technology	From 3 years to 5 years